UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08824

Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY FUND OF FUNDS, INC.
Schedule of Investments September 30, 2009
	Quantity	Market Value
MUTUAL FUNDS (89.9%)

American Capital Income Builder Class A	4,206	$196,807
American Capital World Growth & Income Fund Class A	18,489	608,654
Davis New York Venture Class A	14,008	409,583
Dodge & Cox Income Fund Class N	23,279	300,066
Dodge & Cox Stock Fund Class N	3,202	295,339
Fairholme Fund Class N	27,102	759,671
Fidelity Dividend Growth Fund Class N	8,774	197,494
Franklin Gold & Precious Metals Class A	4,012	152,201
American Growth Fund of America Class A	18,172	472,832
MFS Value Fund Class A	30,277	603,120
Mutual Beacon Fund Class A	22,017	240,871
T. Rowe Price Dividend Growth Fund Class N	12,759	248,548
T. Rowe Price Equity Income Fund Class N	21,875	437,946
T. Rowe Price New Era Fund Class N	18,673	769,334
Templeton World Fund Class A	19,431	264,461
Templeton Growth Fund Class A	28,536	468,564
Vanguard Capital Opportunity Fund Class N	29,416	815,119

TOTAL MUTUAL FUNDS (COST: $8,803,174)		$7,240,610

SHORT-TERM SECURITIES (10.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $878,078)	878,078	$878,078

TOTAL INVESTMENTS IN SECURITIES (COST: $9,681,252)		$8,118,688
OTHER ASSETS LESS LIABILITIES		(62,775)

NET ASSETS		$8,055,913

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $9,681,252. The net unrealized depreciation of investments based on the cost was $1,562,564, which is comprised of $228,757 aggregate gross unrealized appreciation and $1,791,321 aggregate gross unrealized depreciation.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$878,078	$0	$0	$878,078
Mutual Funds	7,240,610	0	0	7,240,610
Total	$8,118,688	$0	$0	$8,118,688

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Fund of Funds, Inc.

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Date: November 27, 2009

By:	/s/ Adam Forthun
Adam Forthun
Treasurer

Date: November 27, 2009